UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Funds Investor Services

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor  t

Legg Mason

Western Asset

Variable Strategic

Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Variable Strategic Bond Portfolio

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Variable Strategic Bond Portfolio for the six-month reporting period ended June 30, 2011. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in

IV	Legg Mason Western Asset Variable Strategic Bond Portfolio

Investment commentary (cont’d)

May, the lowest reading in the past twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results

Legg Mason Western Asset Variable Strategic Bond Portfolio	V

during most of June as investors fled the spread sectors in favor of Treasury securities.

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

The U.S. high-yield bond market produced strong results during the first five months of the reporting period. High-yield prices moved higher against a backdrop of generally better-than-expected corporate profits and overall strong investor demand. However, the asset class gave back a portion of its gains in June during the flight to quality, with the high-yield market posting its first monthly loss since November 2010. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexvii returned 4.98% for the six months ended June 30, 2011.

Despite periods of volatility, the emerging market debt asset class generated a solid return for the six-month reporting period. Investor concerns regarding interest rate hikes in China and unrest in the Middle East and Northern Africa dragged the asset class down from November 2010 (prior to the beginning of the reporting period) through January 2011. Emerging market debt prices then largely stabilized in February and rallied from March through June. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 5.09% over the six months ended June 30, 2011.

Performance review

For the six months ended June 30, 2011, Class I shares of Legg Mason Western Asset Variable Strategic Bond Portfolio1 returned 3.49%. The Portfolio’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 2.72% for the same period. The Lipper Variable General Bond Funds Category Average2 returned 3.10% over the same time frame.

Performance Snapshot as of June 30, 2011 (unaudited)
6 months
Legg Mason Western Asset Variable Strategic Bond Portfolio[1]:
Class I	3.49%
Barclays Capital U.S. Aggregate Index	2.72%
Lipper Variable General Bond Funds Category Average	3.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 70 funds in the Portfolio’s Lipper category.

VI	Legg Mason Western Asset Variable Strategic Bond Portfolio

Investment commentary (cont’d)

fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yield for the period ended June 30, 2011 for Class I shares was 2.02%. Absent fees forgone and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.41%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2011, the gross total annual operating expense ratio for Class I shares was 0.90%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

July 29, 2011

RISKS: As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Western Asset Variable Strategic Bond Portfolio	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives, such as swap contracts, futures contracts, written options and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Prior year percentages have been restated to reflect current period classifications.

2	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for
comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	3.49%	$1,000.00	$1,034.90	0.97%	$4.89	Class I	5.00%	$1,000.00	$1,019.98	0.97%	$4.86

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to the Class I shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BC U.S. Aggregate	— Barclays Capital U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
LMWA Var. Str. Bond Port.	— Legg Mason Western Asset Variable Strategic Bond Portfolio
MBS	— Mortgage-Backed Securities

4	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BC U.S. Aggregate	— Barclays Capital U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
LMWA Var. Str. Bond Port.	— Legg Mason Western Asset Variable Strategic Bond Portfolio
MBS	— Mortgage-Backed Securities

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 31.6%
Consumer Discretionary — 2.2%
Diversified Consumer Services — 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	$15,000	$14,400
Hotels, Restaurants & Leisure — 0.0%
Station Casinos Inc., Senior Notes	7.750%	8/15/16	5,000	1	(a)(b)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	25,000	2	(a)(b)
Total Hotels, Restaurants & Leisure				3
Media — 2.1%
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	30,000	30,975	(c)
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	40,000	51,078
Comcast Corp., Notes	6.500%	1/15/15	50,000	57,250
CSC Holdings Inc., Senior Notes	6.750%	4/15/12	20,000	20,625
DISH DBS Corp., Senior Notes	6.625%	10/1/14	5,000	5,275
DISH DBS Corp., Senior Notes	7.750%	5/31/15	20,000	21,750
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	20,000	25,462
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	80,000	99,925
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	10,000	9,685
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	10,000	10,975
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	30,000	29,711
Time Warner Inc., Senior Notes	7.625%	4/15/31	30,000	36,092
United Business Media Ltd., Notes	5.750%	11/3/20	20,000	19,907	(c)
Total Media				418,710
Total Consumer Discretionary				433,113
Consumer Staples — 1.4%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	30,000	33,105
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	20,000	21,522
Diageo Finance BV	3.250%	1/15/15	30,000	31,383
Total Beverages				86,010
Food & Staples Retailing — 0.4%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	20,000	23,250
CVS Corp., Pass-Through Trust, Secured Notes	6.943%	1/10/30	46,295	52,211
Total Food & Staples Retailing				75,461
Food Products — 0.3%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	60,000	65,706
Tobacco — 0.3%
Altria Group Inc., Senior Notes	8.500%	11/10/13	20,000	23,193

See Notes to Financial Statements.

6	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Reynolds American Inc., Senior Notes	7.250%	6/1/12	$30,000	$31,696
Total Tobacco				54,889
Total Consumer Staples				282,066
Energy — 4.1%
Energy Equipment & Services — 0.1%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	25,000	26,250
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	60,000	69,494
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	20,000	22,956
Apache Corp., Senior Notes	5.100%	9/1/40	40,000	38,563
Arch Coal Inc., Senior Notes	7.000%	6/15/19	20,000	20,050	(c)
BP Capital Markets PLC, Senior Notes	3.125%	3/10/12	10,000	10,175
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	50,000	54,203
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	20,000	21,150
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	25,000	25,875
Concho Resources Inc., Senior Notes	6.500%	1/15/22	11,000	11,041
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	35,000	42,626
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	20,000	21,900
El Paso Corp., Medium-Term Notes	7.375%	12/15/12	46,000	49,592
Energy Transfer Partners LP, Senior Notes	9.000%	4/15/19	30,000	37,357
Hess Corp., Notes	8.125%	2/15/19	10,000	12,672
Hess Corp., Notes	7.875%	10/1/29	10,000	12,589
Hess Corp., Notes	7.300%	8/15/31	30,000	35,966
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	10,000	11,291
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	20,000	21,600
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	25,000	26,476
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	20,000	22,366
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	12,000	12,861
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	50,000	51,590
QEP Resources Inc., Senior Notes	6.875%	3/1/21	20,000	21,200
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	11,000	11,193
Shell International Finance BV, Senior Notes	4.375%	3/25/20	40,000	42,108
Tennessee Gas Pipeline Co., Debentures	7.625%	4/1/37	10,000	12,107
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	25,000	27,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	36,000	41,283
Williams Cos. Inc., Notes	7.875%	9/1/21	11,000	13,659
Total Oil, Gas & Consumable Fuels				800,943
Total Energy				827,193

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	7

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Financials — 16.7%
Capital Markets — 3.2%
Credit Suisse AG/Guernsey, Junior Subordinated Notes	5.860%	5/15/17	$30,000	$28,815	(d)(e)
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	10,000	10,295
Goldman Sachs Group Inc., Senior Notes	5.450%	11/1/12	10,000	10,572
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	10,000	10,735
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	20,000	23,305
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	90,000	93,099
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	50,000	50,579
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	490,000	123,725	(a)(b)(c)
Lehman Brothers Holdings E-Capital Trust I, Notes	6.155%	8/19/65	30,000	18	(a)(d)
Lehman Brothers Holdings Inc., Medium-Term Notes	6.750%	12/28/17	240,000	360	(a)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	10,000	11,079
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	230,000	239,903
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	40,000	42,479	(d)
Total Capital Markets				644,964
Commercial Banks — 2.6%
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	30,000	31,543	(c)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	10,000	10,424	(c)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	340,000	25,500	(a)(b)(c)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	40,000	41,717
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	60,000	60,147	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	10,000	10,198
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	40,000	39,510
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	20,000	19,904
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	20,000	20,113
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	190,000	203,799
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	20,000	20,570	(d)
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	40,000	39,331
Total Commercial Banks				522,756
Consumer Finance — 1.1%
Ally Financial Inc., Notes	1.750%	10/30/12	50,000	50,866
American Express Co., Subordinated Debentures	6.800%	9/1/66	50,000	51,562	(d)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	20,000	21,842
HSBC Finance Corp., Senior Subordinated Notes	6.676%	1/15/21	50,000	51,391	(c)
SLM Corp., Medium-Term Notes, Senior Notes	5.050%	11/14/14	20,000	20,014
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	20,000	16,844
Total Consumer Finance				212,519

See Notes to Financial Statements.

8	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — 5.7%
Bank of America Corp., Senior Notes	5.000%	5/13/21	$20,000	$19,795
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	200,000	204,279
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	20,000	21,473
Citigroup Inc., Senior Notes	6.000%	12/13/13	20,000	21,758
Citigroup Inc., Senior Notes	6.010%	1/15/15	250,000	275,329
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	110,000	124,932
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	110,000	113,163	(d)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	20,000	21,300	(c)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	70,000	74,900	(c)
JPMorgan Chase & Co., Subordinated Notes	6.625%	3/15/12	50,000	52,130
JPMorgan Chase & Co., Subordinated Notes	5.125%	9/15/14	90,000	97,330
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	50,000	54,054
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	50,000	55,945
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	10,000	10,263
Total Diversified Financial Services				1,146,651
Insurance — 2.2%
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	10,000	10,492
American International Group Inc., Senior Notes	6.400%	12/15/20	50,000	53,915
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	270,000	264,600
MetLife Inc., Senior Notes	6.750%	6/1/16	70,000	81,564
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	30,000	34,251	(c)
Total Insurance				444,822
Thrifts & Mortgage Finance — 1.9%
U.S. Central Federal Credit Union, Notes	1.250%	10/19/11	380,000	381,301
Total Financials				3,353,013
Health Care — 1.0%
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	20,000	20,948
Health Care Providers & Services — 0.6%
HCA Inc., Senior Notes	5.750%	3/15/14	61,000	62,144
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	5,000	4,200
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	20,000	22,709
WellPoint Inc., Notes	7.000%	2/15/19	20,000	23,924
Total Health Care Providers & Services				112,977
Pharmaceuticals — 0.3%
Pfizer Inc., Senior Notes	6.200%	3/15/19	40,000	46,863

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	9

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	$20,000	$23,079	(c)
Total Pharmaceuticals				69,942
Total Health Care				203,867
Industrials — 1.1%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	20,000	23,253
Boeing Co., Senior Notes	4.875%	2/15/20	10,000	10,841
Raytheon Co., Senior Notes	3.125%	10/15/20	10,000	9,407
Total Aerospace & Defense				43,501
Airlines — 0.7%
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	102,037	106,118	(d)
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	18,457	21,087
Total Airlines				127,205
Machinery — 0.1%
Caterpillar Inc., Senior Notes	3.900%	5/27/21	20,000	20,043
Road & Rail — 0.1%
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	18,000	19,845
Total Industrials				210,594
Materials — 1.1%
Chemicals — 0.1%
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	10,000	10,591
Metals & Mining — 1.0%
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	40,000	39,894	(c)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	30,000	32,812
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	10,000	11,696
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	20,000	20,062
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	50,000	47,944
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	15,000	15,375
Vale Overseas Ltd., Notes	6.875%	11/21/36	30,000	32,649
Total Metals & Mining				200,432
Total Materials				211,023
Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.9%
AT&T Inc., Global Notes	5.500%	2/1/18	50,000	55,844
AT&T Inc., Global Notes	6.550%	2/15/39	10,000	11,005
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	100,000	113,212
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	5,000	5,313

See Notes to Financial Statements.

10	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	$20,000	$19,950	(c)
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	20,000	20,676
Verizon Florida Inc., Senior Notes	6.125%	1/15/13	135,000	144,974
Verizon New York Inc., Senior Debentures	6.875%	4/1/12	20,000	20,894
Total Diversified Telecommunication Services				391,868
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	20,000	22,543
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	10,000	11,817
Total Wireless Telecommunication Services				34,360
Total Telecommunication Services				426,228
Utilities — 1.9%
Electric Utilities — 1.0%
Duke Energy Corp., Senior Notes	5.625%	11/30/12	4,000	4,261
Exelon Corp., Bonds	5.625%	6/15/35	75,000	71,502
FirstEnergy Corp., Notes	7.375%	11/15/31	85,000	97,053
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	20,000	21,215
Total Electric Utilities				194,031
Gas Utilities — 0.5%
El Paso Performance-Linked Trust Certificates, Senior Notes	7.750%	7/15/11	110,000	110,204	(c)
Independent Power Producers & Energy Traders — 0.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	15,000	16,275	(c)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	63,000	67,502
Total Independent Power Producers & Energy Traders				83,777
Total Utilities				388,012
Total Corporate Bonds & Notes (Cost — $6,894,310)				6,335,109
Asset-Backed Securities — 4.2%
Accredited Mortgage Loan Trust, 2005-3 A1	0.426%	9/25/35	25,325	23,199	(d)
ACE Securities Corp., 2006-SL2 A	0.356%	1/25/36	174,301	14,410	(d)
Amortizing Residential Collateral Trust, 2002-BC6 M2	1.986%	8/25/32	12,300	4,742	(d)
Countrywide Asset-Backed Certificates, 2004-5 M4	1.436%	6/25/34	33,980	10,501	(d)
Countrywide Home Equity Loan Trust, 2006-RES 4Q1B	0.487%	12/15/33	141,221	92,853	(c)(d)
Education Funding Capital Trust, 2003-3 A7	1.753%	12/15/42	50,000	47,125	(d)
Green Tree Financial Corp., 1997-6 A8	7.070%	1/15/29	13,317	14,021
Greenpoint Manufactured Housing, 1999-2 A2	3.109%	3/18/29	25,000	20,875	(d)
Greenpoint Manufactured Housing, 1999-3 2A2	3.696%	6/19/29	25,000	20,875	(d)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	11

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Greenpoint Manufactured Housing, 1999-4 A2	3.695%	2/20/30	$25,000	$20,875	(d)
Greenpoint Manufactured Housing, 2000-7 A2	3.697%	11/17/31	25,000	21,125	(d)
Greenpoint Manufactured Housing, 2001-2 IA2	3.690%	2/20/32	25,000	20,356	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.689%	3/13/32	25,000	19,713	(d)
GSAMP Trust, 2006-S2 A2	0.286%	1/25/36	70,232	7,204	(d)
Indymac Home Equity Loan Asset-Backed Trust, 2006-H1 A	0.356%	4/25/36	95,277	27,840	(d)
Keycorp Student Loan Trust, 2003-A 1A2	0.534%	10/25/32	67,924	63,575	(d)
Lehman XS Trust, 2006-14N 1A1B	0.396%	9/25/46	197,355	87,740	(d)
Mid-State Trust, 6 A1	7.340%	7/1/35	13,289	13,892
Northstar Education Finance Inc., 2005-1 B	1.073%	10/30/45	100,000	68,000	(d)
Northstar Education Finance Inc., 2007-1 A6	1.113%	1/29/46	50,000	41,000	(d)(f)
Northstar Education Finance Inc., 2007-1 A7	0.662%	1/29/46	50,000	43,000	(d)(f)
Origen Manufactured Housing, 2006-A A2	3.697%	10/15/37	75,000	50,250	(d)
SACO I Trust, 2006-4 A1	0.356%	3/25/36	75,748	27,145	(d)
Sail Net Interest Margin Notes, 2003-3 A	7.750%	4/27/33	1,252	0	(b)(c)(d)
SLM Student Loan Trust, 2003-04 A5E	1.060%	3/15/33	76,597	75,432	(c)(d)(f)
Total Asset-Backed Securities (Cost — $1,350,717)				835,748
Collateralized Mortgage Obligations — 13.6%
Banc of America Mortgage Securities, 2005-H 2A1	3.185%	9/25/35	106,350	87,590	(d)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.238%	12/25/34	25,672	24,578	(d)
Commercial Mortgage Asset Trust, 1999-C1 C	7.350%	1/17/32	45,000	49,587	(d)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.426%	7/20/35	136,851	88,930	(d)
Countrywide Alternative Loan Trust, 2005-72 A1	0.456%	1/25/36	144,399	90,539	(d)
Countrywide Alternative Loan Trust, 2006-36T2 2A5	6.000%	12/25/36	77,822	49,976
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.486%	5/25/35	107,781	74,226	(d)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.609%	2/15/39	160,000	174,471	(d)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR1 2A1	1.919%	8/25/35	37,333	26,335	(d)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.396%	3/19/45	98,312	67,362	(d)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.198%	3/19/46	144,660	78,080	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3738 BP	4.000%	12/15/38	40,000	40,002
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.413%	4/25/20	168,292	12,601	(d)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.842%	6/25/20	218,561	21,909	(d)
Federal Home Loan Mortgage Corp. (FHLMC), K009 X1, IO	1.685%	8/25/20	99,409	9,015	(d)
First Union National Bank Commercial Mortgage, 2000-C1, IO	1.143%	5/17/32	404,827	10,436	(d)

See Notes to Financial Statements.

12	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2005-28 S, IO	6.004%	3/20/35	$264,601	$34,245	(d)
Government National Mortgage Association (GNMA), 2005-28 SA, IO	6.004%	3/20/35	223,393	28,921	(d)
Government National Mortgage Association (GNMA), 2010-113 SM, IO	5.864%	9/20/40	91,716	14,438	(d)
Government National Mortgage Association (GNMA), 2010-151 SA, IO	5.864%	11/20/40	161,153	29,795	(d)
Government National Mortgage Association (GNMA), 2010-3 MS, IO	6.364%	11/20/38	140,222	25,447	(d)
Government National Mortgage Association (GNMA), 2010-39 SP, IO	6.364%	11/20/38	100,000	17,772	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO	6.464%	1/20/40	94,779	17,423	(d)
Government National Mortgage Association (GNMA), 2010-91 SI, IO	6.384%	7/20/40	89,121	17,489	(d)
Government National Mortgage Association (GNMA), 2011-4 PS, IO	5.994%	9/20/40	96,355	16,372	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.696%	1/20/61	97,409	96,922	(d)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.646%	2/20/61	99,931	99,250	(d)
Greenwich Capital Commercial Funding Corp., 2006-GG7	6.078%	7/10/38	50,000	55,575	(d)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.882%	10/25/35	83,398	62,301	(d)
Harborview Mortgage Loan Trust, 2004-11 3A1A	0.547%	1/19/35	115,391	69,439	(d)
Harborview Mortgage Loan Trust, 2004-8 2A4A	0.597%	11/19/34	101,122	68,713	(d)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.705%	3/25/35	63,395	51,015	(d)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	61,870	48,219
LB-UBS Commercial Mortgage Trust, 2007-C7 A3	5.866%	9/15/45	20,000	21,779	(d)
Merit Securities Corp., 11PA B2	1.686%	9/28/32	21,775	20,975	(c)(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	5.965%	8/12/49	290,000	317,939	(d)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 2A3	2.651%	3/25/36	200,050	112,065	(d)
Sequoia Mortgage Trust, 2003-2 A2	1.115%	6/20/33	100,396	84,451	(d)
Structured ARM Loan Trust, 2005-19XS 1A1	0.506%	10/25/35	119,975	79,213	(d)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	2.611%	8/25/35	12,475	10,132	(d)
Structured Asset Mortgage Investments Inc., 2006-AR5 2A1	0.396%	5/25/46	113,248	61,558	(d)
Structured Asset Securities Corp., 2005-GEL2 A	0.466%	4/25/35	53,785	48,469	(d)
Voyager Dwnys Delaware Trust, 2009-1 UGL2	1.198%	3/20/47	79,047	6,976	(b)(c)(d)(f)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	13

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.456%	12/25/45	$164,980	$133,520	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	4.002%	9/25/36	89,541	67,718	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-OA6 1A1B	1.088%	7/25/47	262,218	86,134	(d)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 2A3	2.888%	4/25/36	28,806	25,275	(d)
Total Collateralized Mortgage Obligations (Cost — $3,537,152)				2,735,177
Mortgage-Backed Securities — 30.1%
FHLMC — 4.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.716%	2/1/37	11,819	12,566	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.887%	4/1/37	69,296	73,896	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.765%	5/1/37	26,678	28,433	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.876%	5/1/37	37,180	39,402	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.556%	1/1/38	85,682	91,731	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	165,812	179,550
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/14/41	100,000	95,516	(g)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	174,649	189,334
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/14/41	200,000	216,063	(g)
Total FHLMC				926,491
FNMA — 14.0%
Federal National Mortgage Association (FNMA)	8.000%	7/1/30-9/1/30	1,835	2,163
Federal National Mortgage Association (FNMA)	7.500%	8/1/30-2/1/31	5,620	6,602
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-5/1/40	569,643	617,269
Federal National Mortgage Association (FNMA)	6.500%	6/1/37	140,643	159,463
Federal National Mortgage Association (FNMA)	5.500%	7/1/41	400,000	432,406	(f)
Federal National Mortgage Association (FNMA)	4.500%	7/11/41	800,000	827,875	(g)
Federal National Mortgage Association (FNMA)	5.000%	7/11/41	100,000	106,266	(g)
Federal National Mortgage Association (FNMA)	5.500%	7/11/41	600,000	648,844	(g)
Total FNMA				2,800,888
GNMA — 11.5%
Government National Mortgage Association (GNMA)	6.500%	10/20/37	33,374	37,730
Government National Mortgage Association (GNMA)	5.000%	8/20/40	36,812	40,019
Government National Mortgage Association (GNMA)	4.500%	1/20/41-3/20/41	396,412	418,194
Government National Mortgage Association (GNMA)	4.500%	7/20/41	1,100,000	1,159,703	(g)

See Notes to Financial Statements.

14	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	5.000%	7/20/41	$600,000	$650,907	(g)
Total GNMA				2,306,553
Total Mortgage-Backed Securities (Cost — $5,982,773)				6,033,932
Municipal Bonds — 0.6%
California — 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	20,000	22,195
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	20,000	22,439
Total California				44,634
Georgia — 0.1%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	20,000	19,193
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	10,000	9,438
Total Georgia				28,631
Illinois — 0.2%
Illinois State, GO	5.665%	3/1/18	20,000	20,767
Illinois State, GO	5.877%	3/1/19	20,000	20,577
Total Illinois				41,344
New York — 0.1%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	10,000	9,918
Total Municipal Bonds (Cost — $119,469)				124,527
Sovereign Bonds — 2.4%
Mexico — 0.9%
United Mexican States, Medium-Term Notes	5.875%	1/15/14	55,000	61,215
United Mexican States, Medium-Term Notes	5.625%	1/15/17	100,000	114,150
Total Mexico				175,365
Russia — 0.4%
Russian Foreign Bond-Eurobond	11.000%	7/24/18	65,000	93,034	(c)
Supranational — 1.1%
Corporacion Andina de Fomento, Notes	6.875%	3/15/12	210,000	219,267
Total Sovereign Bonds (Cost — $443,633)				487,666
U.S. Government & Agency Obligations — 17.7%
U.S. Government Agencies — 1.9%
Federal Home Loan Bank (FHLB), Bonds	3.625%	10/18/13	20,000	21,358
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	40,000	44,077
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	50,000	35,072

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	15

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Senior Bonds	6.250%	5/15/29	$50,000	$60,879
Tennessee Valley Authority, Bonds	5.980%	4/1/36	100,000	115,708
Tennessee Valley Authority, Notes	5.250%	9/15/39	20,000	21,256
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	50,000	51,464
Tennessee Valley Authority, Senior Bonds	4.625%	9/15/60	40,000	37,685
Total U.S. Government Agencies				387,499
U.S. Government Obligations — 15.8%
U.S. Treasury Bonds	4.375%	11/15/39	30,000	30,019
U.S. Treasury Bonds	4.750%	2/15/41	660,000	701,663	(d)
U.S. Treasury Bonds	4.375%	5/15/41	435,000	434,389
U.S. Treasury Notes	1.000%	7/31/11	460,000	460,432
U.S. Treasury Notes	1.250%	2/15/14	30,000	30,445
U.S. Treasury Notes	1.750%	5/31/16	80,000	80,137
U.S. Treasury Notes	1.500%	6/30/16	170,000	167,954
U.S. Treasury Notes	2.375%	5/31/18	250,000	248,712
U.S. Treasury Notes	2.625%	11/15/20	10,000	9,633
U.S. Treasury Notes	3.625%	2/15/21	723,000	754,010	(d)
U.S. Treasury Notes	3.125%	5/15/21	240,000	239,363	(d)
Total U.S. Government Obligations				3,156,757
Total U.S. Government & Agency Obligations (Cost — $3,520,928)				3,544,256
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	94,258	109,678
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	10,268	11,178
Total U.S. Treasury Inflation Protected Securities (Cost — $114,423)				120,856

			Shares
Common Stocks — 0.0%
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SemGroup Corp., Class A Shares (Cost — $897)			29	744	*
Preferred Stocks — 0.2%
Financials — 0.2%
Diversified Financial Services — 0.2%
Citigroup Capital XII	8.500%		950	24,529	(d)
Citigroup Capital XIII	7.875%		950	26,391	(d)
Total Diversified Financial Services				50,920
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		100	295	*(d)

See Notes to Financial Statements.

16	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Variable Strategic Bond Portfolio

Security	Rate		Shares	Value
Thrifts & Mortgage Finance — continued
Federal National Mortgage Association (FNMA)	0.000%		150	$540	*
Federal National Mortgage Association (FNMA)	8.250%		500	1,075	*(d)
Total Thrifts & Mortgage Finance				1,910
Total Preferred Stocks (Cost — $71,018)				52,830

		Expiration Date	Warrants
Warrants — 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	450	12,488
SemGroup Corp.		11/30/14	31	209	*(b)
Total Warrants (Cost — $0)				12,697
Total Investments before Short-Term Investments (Cost — $22,035,320)				20,283,542

		Maturity Date	Face Amount
Short-Term Investments — 11.8%
U.S. Government Agencies — 11.8%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	7/6/11	$210,000	209,994	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.230%	12/1/11	90,000	89,969	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	1/10/12	75,000	74,960	(h)(i)
Federal National Mortgage Association (FNMA), Discount Notes	0.035%	7/25/11	2,000,000	1,999,953	(h)
Total Short-Term Investments (Cost — $2,374,815)				2,374,876
Total Investments — 112.9% (Cost — $24,410,135#)				22,658,418
Liabilities in Excess of Other Assets — (12.9)%				(2,595,887)
Total Net Assets — 100.0%				$20,062,531

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of June 30, 2011.

(b)	Illiquid security.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	17

Legg Mason Western Asset Variable Strategic Bond Portfolio

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
GO	— General Obligation
IO	— Interest Only

See Notes to Financial Statements.

18	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $24,410,135)	$22,658,418
Foreign currency, at value (Cost — $59,092)	60,056
Cash	713,914
Receivable for securities sold	4,754,621
Receivable for Portfolio shares sold	617,979
Interest receivable	156,257
Principal paydown receivable	8,673
Receivable from broker — variation margin on open futures contracts	7,161
Swaps, at value (net premiums received — $484)	1,474
Prepaid expenses	325
Other receivables	645
Total Assets	28,979,523

Liabilities:
Payable for securities purchased	8,824,733
Payable for Portfolio shares repurchased	1,293
Investment management fee payable	572
Trustees’ fees payable	429
Swaps, at value (net premiums paid — $68)	97
Accrued expenses	89,868
Total Liabilities	8,916,992
Total Net Assets	$20,062,531

Net Assets:
Par value (Note 6)	$20
Paid-in capital in excess of par value	25,548,844
Undistributed net investment income	421,542
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(4,165,062)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(1,742,813)
Total Net Assets	$20,062,531

Shares Outstanding:
Class I	2,043,293

Net Asset Value:
Class I	$9.82

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Interest	$737,869
Dividends	7,477
Total Investment Income	745,346

Expenses:
Investment management fee (Note 2)	135,525
Shareholder reports	51,744
Audit and tax	19,842
Custody fees	5,416
Legal fees	3,063
Transfer agent fees	3,038
Fund accounting fees	2,085
Insurance	1,287
Trustees’ fees	401
Miscellaneous expenses	848
Total Expenses	223,249
Less: Fees forgone and/or expense reimbursements (Note 2)	(21,604)
Net Expenses	201,645
Net Investment Income	543,701

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(2,029,845)
Futures contracts	(10,231)
Written options	16,644
Swap contracts	(66,091)
Foreign currency transactions	(26,736)
Net Realized Loss	(2,116,259)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,061,608
Futures contracts	8,471
Swap contracts	66,248
Foreign currencies	4,104
Change in Net Unrealized Appreciation (Depreciation)	3,140,431
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	1,024,172
Increase in Net Assets From Operations	$1,567,873

See Notes to Financial Statements.

20	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$543,701	$1,831,466
Net realized loss	(2,116,259)	(732,171)
Change in net unrealized appreciation (depreciation)	3,140,431	5,160,752
Increase in Net Assets From Operations	1,567,873	6,260,047

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(440,005)	(1,500,005)
Decrease in Net Assets From Distributions to Shareholders	(440,005)	(1,500,005)

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	2,196,340	6,230,242
Reinvestment of distributions	440,005	1,500,005
Cost of shares repurchased	(37,967,813)	(12,391,602)
Decrease in Net Assets From Portfolio Share Transactions	(35,331,468)	(4,661,355)
Increase (Decrease) in Net Assets	(34,203,600)	98,687

Net Assets:
Beginning of period	54,266,131	54,167,444
End of period*	$20,062,531	$54,266,131
* Includes undistributed net investment income of:	$421,542	$317,846

See Notes to Financial Statements.

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$9.57	$8.80	$7.59	$9.93	$10.24	$10.31

Income (loss) from operations:
Net investment income	0.13	0.31	0.37	0.47	0.53	0.54
Net realized and unrealized gain (loss)	0.20	0.73	1.31	(2.20)	(0.33)	(0.02)
Total income (loss) from operations	0.33	1.04	1.68	(1.73)	0.20	0.52

Less distributions from:
Net investment income	(0.08)	(0.27)	(0.39)	(0.61)	(0.51)	(0.58)
Net realized gains	—	—	(0.08)	—	—	(0.01)
Total distributions	(0.08)	(0.27)	(0.47)	(0.61)	(0.51)	(0.59)

Net asset value, end of period	$9.82	$9.57	$8.80	$7.59	$9.93	$10.24
Total return[4]	3.49%	11.82%	22.29%	(17.35)%	1.99%	5.03%

Net assets, end of period (000s)	$20,063	$54,266	$54,167	$49,894	$85,823	$97,968

Ratios to average net assets:
Gross expenses	1.07%[5]	0.90%	0.96%	0.91%	0.83%	0.83%[6]
Net expenses[7,8]	0.97 [5,9]	0.90	0.96	0.91 [9]	0.83	0.83 [6,9]
Net investment income	2.61 [5]	3.29	4.48	5.15	5.12	5.13

Portfolio turnover rate[10]	125%	224%	76%	24%	79%	209%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.81%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fees forgone and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 445%, 685%, 316%, 377%, 579% and 619% for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

22	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Strategic Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	23

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$6,335,109	—	$6,335,109
Asset-backed securities	—	676,316	$159,432	835,748
Collateralized mortgage obligations	—	2,728,201	6,976	2,735,177
Mortgage-backed securities	—	5,601,526	432,406	6,033,932
Municipal bonds	—	124,527	—	124,527
Sovereign bonds	—	487,666	—	487,666
U.S. government & agency obligations	—	3,544,256	—	3,544,256
U.S. Treasury inflation protected securities	—	120,856	—	120,856
Common stocks	$744	—	—	744
Preferred stocks	52,290	540	—	52,830
Warrants	209	12,488	—	12,697
Total long-term investments	$53,243	$19,631,485	$598,814	$20,283,542
Short-term investments†	—	2,374,876	—	2,374,876
Total investments	$53,243	$22,006,361	$598,814	$22,658,418
Other financial instruments:
Futures contracts	14,411	—	—	14,411
Total return swap contracts‡	—	1,474	—	1,474
Total other financial instruments	$14,411	$1,474	—	$15,885
Total	$67,654	$22,007,835	$598,814	$22,674,303

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$8,264	—	—	$8,264
Total return swap contracts‡	—	$97	—	97
Total	$8,264	$97	—	$8,361

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

24	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset-Backed Securities		Collateralized Mortgage Obligations	Mortgage- Backed Securities	Total
Balance as of December 31, 2010	$0	$83,150	†	$28,852	—	$112,002
Accrued premiums/discounts	—	294		347	$(3)	638
Realized gain (loss)[1]	(194,966)	774		(163,217)	—	(357,409)
Change in unrealized appreciation (depreciation)[2]	195,000	157		173,207	3	368,367
Net purchases (sales)	(34)	(375)		(32,213)	432,406	399,784
Transfers into Level 3	—	75,432		—	—	75,432
Transfers out of Level 3	—	—		—	—	—
Balance as of June 30, 2011	—	$159,432		$6,976	$432,406	$598,814
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]	—	$157		$173,207	$3	$173,367

†	Prior year information reflects the current period classifications.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	25

delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is

26	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Stripped securities. The Portfolio may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(g) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	27

accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Portfolio’s return. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gains or losses in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as realized gains or losses in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount.

28	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2011 see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	29

amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or to receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Total return swaps

The Portfolio enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

30	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	31

(i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If this credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Portfolio held total return swaps with credit related contingent features which had a liability position of $97. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for

32	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Portfolio Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. Western Asset Limited provides certain subadvisory services to the Portfolio relating currency transactions and investment in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

As a result of an expense limitation arrangement between the Portfolio and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed amounted to $21,604.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	33

recapture any amount that would result, on any particular business day of the Portfolio, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,517,422	$193,564,778
Sales	8,675,287	200,868,918

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$658,823
Gross unrealized depreciation	(2,410,540)
Net unrealized depreciation	$(1,751,717)

At June 30, 2011, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S Treasury 5-Year Notes	12	9/11	$1,432,352	$1,430,344	$(2,008)
U.S Treasury Ultra Long-Term Bonds	2	9/11	258,756	252,500	(6,256)
					(8,264)
Contracts to Sell:
U.S Treasury 2-Year Notes	4	9/11	$879,237	$877,375	1,862
U.S Treasury 10-Year Notes	16	9/11	1,965,261	1,957,250	8,011
U.S Treasury 30-Year Bonds	5	9/11	619,694	615,156	4,538
					14,411
Net unrealized gain on open futures contracts					$6,147

34	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2011, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2010	—	—
Options written	73	$30,147
Options closed	(73)	(30,147)
Options expired	—	—
Written options, outstanding as of June 30, 2011	—	—

At June 30, 2011, the Portfolio held TBA securities with a total cost of $3,707,410.

At June 30, 2011, the Portfolio had the following open swap contracts:

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Portfolio	Periodic Payments Received By The Portfolio	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc.	$42,567	1/12/39	1-month LIBOR	IOS.FN30.550.08	—	$96
Goldman Sachs Group Inc.	39,068	1/12/39	1-month LIBOR	IOS.FN30.600.08	—	(48)
Goldman Sachs Group Inc.	39,068	1/12/39	1-month LIBOR	IOS.FN30.600.08	$68	(117)
Morgan Stanley & Co. Inc.	42,567	1/12/39	1-month LIBOR	IOS.FN30.550.08	—	96
Barclays Capital Inc.	89,215	1/12/41	1-month LIBOR	IOS.FN30.500.10	—	667
Barclays Capital Inc.	90,956	1/12/41	1-month LIBOR	IOS.FN30.450.10	(484)	1,099
Total	$343,441				$(416)	$1,793

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2011.

ASSET DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[2]	$14,411
Swap contracts[3]	1,474
Total	$15,885

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LIABILITY DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[2]	$8,264
Swap contracts[3]	97
Total	$8,361

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Written options	$16,644	—	—	$16,644
Futures contracts	(10,231)	—	—	(10,231)
Swap contracts	(95,308)	—	$29,217	(66,091)
Forward foreign currency contracts	—	$(31,737)	—	(31,737)
Total	$(88,895)	$(31,737)	$29,217	$(91,415)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Futures contracts	$8,471	—	—	$8,471
Swap contracts	87,071	—	$(20,823)	66,248
Forward foreign currency contracts	—	$5,683	—	5,683
Total	$95,542	$5,683	$(20,823)	$80,402

During the six months ended June 30, 2011, the volume of derivative activity for Portfolio was as follows:

Average Market Value
Written options†	$968
Forward foreign currency contracts (to buy)†	606,590
Forward foreign currency contracts (to sell)†	1,048,784
Futures contracts (to buy)	5,859,839
Futures contracts (to sell)	3,901,357

36	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts†	$954,286
Credit default swap contracts (to buy protection)†	392,857
Credit default swap contracts (to sell protection)†	79,204
Total return swap contracts	247,608

†	At June 30, 2011, there were no open positions held in this derivative.

5. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class I	$440,005	$1,500,005
Class II1	—	—
Total	$440,005	$1,500,005

[1]	Class II shares were fully redeemed on April 5, 2010.

6. Shares of beneficial interest

At June 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I
Shares sold	224,786	$2,196,340	657,753	$6,230,242
Shares issued on reinvestment	45,221	440,005	157,903	1,500,005
Shares repurchased	(3,895,206)	(37,967,813)	(1,305,608)	(12,391,533)
Net decrease	(3,625,199)	$(35,331,468)	(489,952)	$(4,661,286)

Class II1
Shares repurchased	—	—	(7)	$(69)
Net decrease	—	—	(7)	$(69)

[1]	Class II shares were fully redeemed on April 5, 2010.

7. Redemptions-in-kind

The Portfolio may make payment for Portfolio shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2011, the Portfolio had redemptions-in-kind with total proceeds in the amount of $27,983,863. The net realized losses on these redemptions-in-kind amounted to $1,708,941, which will not be realized for tax purposes.

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8. Capital loss carryforward

As of December 31, 2010, the Portfolio had a net capital loss carryforward of approximately $1,565,677, of which $1,138,446 expires in 2017 and $427,231 expires in 2018. These amounts will be available to offset future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

38	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free MoneyMarket Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to

Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report	39

obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answers will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class claims. With regard to the Derivative claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

40	Legg Mason Western Asset Variable Strategic Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

11. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolio, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Western Asset

Variable Strategic Bond Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Variable Strategic Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Variable Strategic Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Variable Strategic Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless proceeded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010091 8/11 SR11-1429

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: August 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Variable Income Trust

Date: August 26, 2011